Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Current assets
Cash and cash equivalents	$ 105,000,226	$ 3,202,203	$ 132,553,615
Financial assets at fair value through profit or loss, current	606,018	18,482	443,601
Financial assets at fair value through other comprehensive income, current	5,893,377	179,731	5,753,379
Financial assets measured at amortized cost, current	3,739,224	114,035	6,131,077
Contract assets, current	625,713	19,082	739,528
Accounts receivable, net	32,723,426	997,970	29,237,550
Accounts receivable-related parties, net	620,013	18,909	347,964
Other receivables	1,651,494	50,366	2,707,400
Current tax assets	83,944	2,560	130,123
Inventories, net	35,782,464	1,091,261	35,712,558
Other current assets	2,951,985	90,027	3,040,597
Total current assets	189,677,884	5,784,626	216,797,392
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	17,850,914	544,401	16,694,860
Financial assets at fair value through other comprehensive income, noncurrent	11,315,951	345,104	11,930,581
Financial assets measured at amortized cost, noncurrent	0	0	222,691
Investments accounted for under the equity method	33,274,869	1,014,787	32,785,800
Property, plant and equipment	279,059,037	8,510,492	239,123,248
Right-of-use assets	8,039,015	245,167	7,000,355
Intangible assets	4,154,315	126,695	4,372,555
Deferred tax assets	5,224,503	159,332	5,130,411
Prepayment for equipment	4,932,505	150,427	4,725,583
Refundable deposits	1,992,400	60,762	2,708,823
Other noncurrent assets	4,647,562	141,737	5,084,533
Total non-current assets	370,491,071	11,298,904	329,779,440
Total assets	560,168,955	17,083,530	546,576,832
Current liabilities
Short-term loans	8,515,000	259,683	13,530,000
Financial liabilities at fair value through profit or loss, current	901,000	27,478	1,019,362
Contract liabilities, current	2,200,561	67,111	3,250,712
Accounts payable	7,633,427	232,797	7,526,159
Other payables	24,103,882	735,099	25,670,984
Payables on equipment	10,522,489	320,905	19,196,256
Current tax liabilities	5,504,166	167,861	9,539,764
Lease liabilities, current	636,357	19,407	514,324
Current portion of long-term liabilities	10,994,998	335,316	16,006,797
Other current liabilities	6,387,463	194,799	5,642,792
Total current liabilities	77,399,343	2,360,456	101,897,150
Non-current liabilities
Contract liabilities, noncurrent	459,620	14,017	430,640
Bonds payable	24,584,979	749,771	24,579,651
Long-term loans	30,948,500	943,840	20,656,248
Deferred tax liabilities	8,118,251	247,583	5,631,964
Lease liabilities, noncurrent	5,782,659	176,354	4,878,863
Net defined benefit liabilities, noncurrent	1,432,249	43,679	2,205,085
Guarantee deposits	41,953,360	1,279,456	40,122,956
Other noncurrent liabilities	3,783,283	115,379	2,457,307
Total non-current liabilities	117,062,901	3,570,079	100,962,714
Total liabilities	194,462,244	5,930,535	202,859,864
Commitments and contingencies
Capital
Common stock	125,607,164	3,830,655	125,298,222
Additional paid-in capital
Premiums	4,960,958	151,295	3,997,662
Treasury stock transactions	9,067,812	276,542	8,277,564
Transactions with noncontrolling interests	3,150,745	96,089	3,156,983
Share-based payment	1,877,097	57,246	2,373,830
Other	20,858	636	19,396
Retained earnings
Legal reserve	36,727,862	1,120,093	30,472,125
Special reserve	0	0	2,734,058
Unappropriated earnings	184,233,181	5,618,578	176,391,220
Other components of equity
Exchange differences on translation of foreign operations	915,373	27,916	(8,439,670)
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	10,684,860	325,857	10,889,828
Unearned employee compensation	(1,992,034)	(60,751)	(1,991,331)
Treasury stock	(9,803,778)	(298,987)	(9,803,778)
Total equity attributable to the parent company	365,450,098	11,145,169	343,376,109
Non-controlling interests	256,613	7,826	340,859
Total equity	365,706,711	11,152,995	343,716,968
Total liabilities and equity	$ 560,168,955	$ 17,083,530	$ 546,576,832